ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Accounts receivable	7,842	27,660
Allowance for credit loss	(150)	(390)
Accounts receivable, net	7,692	27,270

The movements in the allowance for credit loss for the year ended December 31, 2024 and the six-month period ended June 30, 2025 were as follows:

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Balance at beginning of the year/period	500	150
Addition	132	379
Reversal	(482)	(139)
Balance at end of the year/period	150	390

As of the end of each of the financial year/period, the aging analysis of accounts receivable, net of allowance for credit loss, based on the invoice date is as follows:

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Within 30 days	4,693	12,022
Between 31 and 60 days	1,672	4,491
Between 61 and 90 days	690	1,752
More than 90 days	637	9,005
	7,692	27,270